Consolidated Statemenets of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVENUES:
Revenues	$ 172,036	$ 159,698	$ 168,400
Commissions	(3,128)	(2,678)	(3,794)
Net Revenues	168,908	157,020	164,606
EXPENSES:
Voyage expenses	(1,987)	(610)	(577)
Vessel operating expenses	(26,066)	(23,128)	(19,628)
Depreciation	(23,637)	(19,673)	(13,893)
General and administrative expenses
-Management fee to related party	(6,026)	(4,880)	(4,436)
-Third party expenses	(2,463)	(2,138)	(2,610)
Early redelivery income, net	207	132	74,951
Loss on asset purchase cancellations			(20,699)
Gain on sale of assets		15,199
Operating income	108,936	121,922	177,714
OTHER (EXPENSE)/INCOME:
Interest expense	(5,250)	(6,423)	(10,342)
Other finance costs	(1,055)	(330)	(442)
Interest income	1,046	2,627	2,164
Loss on derivatives	(12,491)	(8,164)	(4,416)
Foreign currency gain/(loss)	(799)	281	838
Amortization and write-off of deferred finance charges	(653)	(266)	(106)
Net income	$ 89,734	$ 109,647	$ 165,410
Earnings per share in U.S.Dollars, basic and diluted	$ 1.29	$ 1.73	$ 3.03
Weighted Average Number of Shares, Basic and Diluted	69,463,093	63,300,466	54,510,587